Derivative Liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Derivative Liabilities [Abstract]
Schedule of Fair Value of the Derivative Warrant Liability	The following table presents changes in the fair value of the derivative warrant liability during the period (in thousands)
Balance as of December 31, 2022	(2,216)
Change in fair value	341
Balance as of June 30, 2023	(1,875)

Schedule of Significant Unobservable Inputs Used for Calculation of Fair Value of the Additional Warrants	The following table lists the significant unobservable inputs used for calculation of fair value of the Additional Warrants during the six months ended June 30, 2023:
June 30, 2023
Expected volatility	100%
Exercise price	2.02
Share price	$0.75
Risk-free interest rate	5.4%
Dividend yield	-
Expected life	4.41
Weighted average cost of capital (WACC)	23.20%